Condensed Consolidated Carve-out Statement of Operations - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Sales	$ 15,894,358	$ 13,559,706			$ 55,689,793	$ 29,009,640
Cost of sales	9,839,981	8,644,700			35,341,569	18,926,175
Gross profit	6,054,377	4,915,006			20,348,224	10,083,465
Operating costs:
Selling, general and administrative					24,768,293	14,251,075
Impairment of goodwill					6,104,000
Total operating costs	6,656,123	5,905,656			30,872,293	14,251,075
Loss from operations	(601,746)	(990,650)			(10,524,069)	(4,167,610)
Other income (expenses), net
Other income (expenses), net	3,355	(17,450)			16,230	541,807
Interest	(103,072)	(43,049)			(199,681)	(29,992)
Change in contingent consideration					774,900	333,100
Total other income (expenses)	(99,717)	(60,499)			591,449	844,915
Loss before taxes	(701,463)	(1,051,149)			(9,932,620)	(3,322,695)
Income tax benefit (expense)
Net loss	$ (701,463)	$ (1,051,149)			$ (9,932,620)	$ (3,322,695)
Greens Natural Foods, Inc. [Member]
Sales			$ 7,673,837	$ 23,979,762
Cost of Sales			(4,538,358)	(14,014,132)
Returns and Allowances			(242,098)	(779,136)
Gross profit			2,893,381	9,186,494
Operating costs:
Salaries and wages			1,629,352	4,955,330
General and administrative			1,319,764	4,207,019
Depreciation			85,611	256,660
Total operating costs			3,034,727	9,419,009
Loss from operations			(141,346)	(232,515)
Other income (expenses), net
Other income (expenses), net			(53,090)	(66,240)
Interest			(1,232)	(7,793)
Total other income (expenses)			(54,322)	(74,033)
Net loss			$ (195,668)	$ (306,548)